RELATED PARTY TRANSACTIONS - UPC (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Management fees		$ 0	$ 7,964
Base and Variable fees
RELATED PARTY TRANSACTIONS
Management fees		0	1,069
Discretionary fees
RELATED PARTY TRANSACTIONS
Management fees		0	350
Commission fees
RELATED PARTY TRANSACTIONS
Management fees		0	697
Termination fee
RELATED PARTY TRANSACTIONS
Management fees	$ 5,848	$ 0	$ 5,848